UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03627

Greenspring Fund, Incorporated
(Exact name of registrant as specified in charter)

2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Address of principal executive offices) (Zip code)

Mr. Charles vK. Carlson, President
2330 West Joppa Road, Suite 110
Lutherville, MD  21093-4641
(Name and address of agent for service)

(410) 823-5353
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2019

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

Greenspring Fund, Incorporated
SCHEDULE OF INVESTMENTS at September 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS: 66.1%
Building Products: 1.4%
Owens Corning	39,865	$2,519,468
PGT Innovations, Inc.*	15,100	260,777
		2,780,245
Business Software & Services: 2.7%
Amdocs Limited#	80,851	5,345,060
Chemicals: 4.3%
The Sherwin-Williams Company	15,119	8,313,485
Commercial Banks & Thrifts: 7.6%
American National Bankshares, Inc.	35,987	1,276,459
OceanFirst Financial Corp.	52,900	1,248,440
Prudential Bancorp, Inc.	6,225	105,887
Shore Bancshares, Inc.	122,477	1,887,371
Southern National Bancorp of Virginia	523,475	8,056,280
Westbury Bancorp, Inc.*	26,352	674,611
Western New England Bancorp, Inc.	7,995	76,192
WSFS Financial Corporation	36,726	1,619,617
		14,944,857
Commercial Services & Supplies: 2.1%
Johnson Controls International plc#	92,035	4,039,416
Consumer Finance: 3.0%
Discover Financial Services	71,766	5,819,505
Electrical Equipment & Instruments: 0.8%
Emerson Electric Co.	15,400	1,029,644
nVent Electric plc#	20,000	440,800
		1,470,444
Engineering & Construction: 8.0%
EMCOR Group, Inc.	68,078	5,862,877
MasTec, Inc.*	94,443	6,132,184
MYR Group, Inc.*	117,345	3,671,725
		15,666,786
Healthcare-Products: 2.7%
Abbott Laboratories	11,000	920,370
Medtronic plc#	39,670	4,308,956
		5,229,326
Hotels, Restaurants & Leisure: 5.3%
Marriott International, Inc. - Class A	18,000	2,238,660
Six Flags Entertainment Corp.	30,849	1,566,821
Wyndham Hotels & Resorts, Inc.	128,282	6,637,310
		10,442,791
Information Technology Services: 3.6%
Conduent, Inc.*	354,881	2,207,360
KBR, Inc.	198,555	4,872,540
		7,079,900
Insurance: 1.7%
Chubb Limited#	5,736	926,020
W.R. Berkley Corp.	32,284	2,331,873
		3,257,893
Machinery: 0.4%
Pentair plc#	20,000	756,000
Media & Entertainment: 1.1%
Alphabet, Inc. - Class C*	1,760	2,145,440
Metals & Mining: 0.9%
Cleveland-Cliffs, Inc.	248,785	1,796,228

Oil & Gas Exploration & Production: 5.0%
EOG Resources, Inc.	57,254	4,249,392
Suncor Energy, Inc.#	176,735	5,581,291
		9,830,683
Oil Refining & Marketing: 0.1%
Phillips 66	2,813	288,051
Software & Services: 2.7%
j2 Global, Inc.	58,028	5,270,103
Specialty Retail: 0.8%
Party City Holdco Inc.*	263,689	1,505,664
Transportation & Logistics: 3.1%
United Parcel Service, Inc. - Class B	50,338	6,031,499
Truck Dealerships: 1.3%
Rush Enterprises, Inc. - Class A	37,067	1,430,045
Rush Enterprises, Inc. - Class B	25,315	1,010,828
		2,440,873
Waste Management Services: 6.7%
Republic Services, Inc.	151,128	13,080,128
Wholesale Distribution: 0.8%
LKQ Corporation*	50,174	1,577,972
TOTAL COMMON STOCKS
(cost $78,037,366)		129,112,349

	Principal	Value
CONVERTIBLE BONDS: 1.7%
Oil & Gas Exploration & Production: 0.2%
Whiting Petroleum Corp., 1.250%, 4/1/20	$446,000	437,196
Retail-Internet & Direct Marketing: 1.5%
Ctrip.com International, Ltd., 1.000%, 7/1/20#	3,000,000	2,930,381
TOTAL CONVERTIBLE BONDS
(cost $3,374,827)		3,367,577

CORPORATE BONDS: 21.3%
Auto Components: 0.6%
Dana, Inc., 6.000%, 9/15/23	1,092,000	1,123,395
Business & Professional Services: 0.1%
Nielsen Finance LLC, 4.500%, 10/1/20	241,000	241,925
Consumer Finance: 0.1%
Credit Acceptance Corp.
6.125%, 2/15/21	199,000	199,871
7.375%, 3/15/23	36,000	37,440
		237,311
Consumer Services: 0.1%
Service Corp. International, 5.375%, 5/15/24	100,000	103,454
Engineering & Construction: 0.3%
MasTec, Inc., 4.875%, 3/15/23	541,000	551,144
Healthcare-Providers & Services: 3.2%
Acadia Healthcare Company, Inc., 6.125%, 3/15/21	5,097,000	5,109,742
Centene Corporation, 6.125%, 2/15/24	500,000	520,725
Encompass Health Corp., 5.750%, 11/1/24	693,000	702,841
		6,333,308
Homebuilding: 0.1%
M/I Homes, Inc., 6.750%, 1/15/21	245,000	248,062
Household & Personal Products: 0.8%
Spectrum Brands, Inc.
6.625%, 11/15/22	1,255,000	1,278,532
6.125%, 12/15/24	255,000	265,901
		1,544,433
Household Durables: 0.2%
Tempur Sealy International, 5.625%, 10/15/23	300,000	309,375
Industrial Conglomerates: 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.875%, 2/1/22	500,000	506,562
6.750%, 2/1/24	217,000	226,494
		733,056

Machinery: 1.3%
Actuant Corporation, 5.625%, 6/15/22	578,000	585,948
Tennant Co., 5.625%, 5/1/25	177,000	184,965
Welbilt, Inc., 9.500%, 2/15/24	1,671,000	1,794,236
		2,565,149
Media & Entertainment: 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%, 3/15/21	105,000	105,150
5.250%, 9/30/22	2,421,000	2,453,320
5.750%, 9/1/23	235,000	240,287
Cinemark USA, Inc., 5.125%, 12/15/22	250,000	254,062
LIN Television Corporation, 5.875%, 11/15/22	2,398,000	2,457,950
Match Group, Inc., 6.375%, 6/1/24	595,000	627,725
TEGNA, Inc.
5.125%, 10/15/19	13,000	13,015
5.125%, 7/15/20	538,000	539,211
6.375%, 10/15/23	306,000	315,945
		7,006,665
Metals & Mining: 0.1%
Allegheny Technologies, Inc., 5.950%, 1/15/21	136,000	139,655
Steel Dynamics, Inc., 5.125%, 10/1/21	53,000	53,255
		192,910
Oil & Gas Exploration & Production: 0.9%
Talos Production LLC, 11.000%, 4/3/22	1,804,000	1,849,100
Packaging & Containers: 2.9%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg)
5.750%, 10/15/20	4,845,539	4,861,771
6.875%, 2/15/21	851,096	854,287
		5,716,058
Real Estate Investment Trusts: 0.2%
FelCor Lodging LP, 6.000%, 6/1/25	281,000	296,103
Lamar Media Group, 5.000%, 5/1/23	49,000	50,164
		346,267
Software & Services: 0.3%
Infor US, Inc., 6.500%, 5/15/22	500,000	510,000
Specialty Retail: 1.2%
Murphy Oil USA, Inc., 6.000%, 8/15/23	1,426,000	1,461,008
Penske Auto Group, Inc., 5.750%, 10/1/22	845,000	858,419
		2,319,427
Technology Hardware, Storage & Peripherals: 0.1%
NCR Corp., 5.875%, 12/15/21	244,000	246,745
Telecommunications Services: 1.6%
Consolidated Communications, Inc., 6.500%, 10/1/22	841,000	782,130
Level 3 Financing, Inc.
6.125%, 1/15/21	1,206,000	1,211,427
5.375%, 8/15/22	575,000	578,594
Zayo Group LLC/Zayo Capital, Inc., 6.000%, 4/1/23	500,000	515,625
		3,087,776
Trading Companies & Distributors: 0.8%
WESCO Distribution, Inc., 5.375%, 12/15/21	1,499,000	1,513,990
Utilities: 0.8%
The AES Corporation, 5.500%, 3/15/24	1,476,000	1,520,280
Wholesale Distribution: 0.5%
Beacon Roofing Supply, Inc., 6.375%, 10/1/23	1,032,000	1,068,120
Wireless Telecommunication Services: 1.1%
T-Mobile USA, Inc.
6.500%, 1/15/24	44,000	45,752
6.375%, 3/1/25	2,039,000	2,117,420
		2,163,172
TOTAL CORPORATE BONDS
(cost $41,572,480)		41,531,122

	Shares	Value
SHORT-TERM INVESTMENTS: 11.4%
Money Market Funds: 11.4%^
First American Government Obligations Fund, Institutional Share Class, 1.856%	5,191,382	5,191,382
First American Treasury Obligations Fund, Institutional Share Class, 1.869%	8,585,000	8,585,000
The Treasury Portfolio, Institutional Share Class, 1.765%	8,585,000	8,585,000
TOTAL SHORT-TERM INVESTMENTS
(cost $22,361,382)		22,361,382
TOTAL INVESTMENTS IN SECURITIES
(cost $145,346,055): 100.5%		196,372,430
Other Assets and Liabilities (0.5)%		(966,114)
NET ASSETS: 100.0%		$195,406,316

*	Non-income producing security.
#	Foreign security traded on U.S. exchange.
^	Rate shown is the 7-day effective yield at September 30, 2019.
The cost basis of investments for federal income tax purposes at September 30, 2019 was as follows+:
Investments

Tax cost	$145,346,055
Gross unrealized appreciation	57,343,245
Gross unrealized depreciation	(6,316,870)
Net unrealized appreciation	$51,026,375

+ Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Valuation of Investments

Generally, the Fund’s investments are valued at market value. Equity securities traded on a principal stock exchange are valued at the last quoted sale price. Equity securities traded on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Equity securities that are not traded on a principal exchange or NASDAQ are valued at the last sale price in the over-the counter market. In the absence of a last sale price or official closing price, or if there is no trading in a security on a business day, the security will be valued at the mean between its closing bid and asked prices obtained from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Investments in mutual funds, including money market funds, are valued at the mutual fund’s closing NAV per share on the day of valuation. The prospectuses for such investment companies contain information on those investment companies’ valuation procedures and the effects of fair valuation.

Short-term debt instruments, including commercial paper or U.S. Treasury bills, having a maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer.

Debt securities, such as corporate or convertible bonds, including those having a maturity or an announced call within 60 days, are generally traded in the over-the-counter market. These securities are valued at prices obtained from an independent pricing service, which may consider the yield or price of bonds of similar quality, coupon, maturity and type, as well as prices supplied by dealers who make markets in such securities. In the absence of a price from a pricing service, or if a quotation does not appear to accurately reflect the current value of a security, debt securities are valued at the mean of the closing bid and asked prices from sources Corbyn deems appropriate pursuant to policies and procedures approved by the Board.

Any securities for which market quotations are not readily available, the above valuation procedures are not appropriate, or do not appear to accurately reflect the current value of the security, are valued at fair value as determined in good faith by Corbyn pursuant to policies and procedures approved by the Board.

In determining fair value, Corbyn, as directed by the Board, considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the security, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the security, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the security, and which would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2019:

	Quoted Prices in Active Market	Significant Other Observable Inputs	Significant Unobservable Inputs	Carrying Value, at September 30, 2019
	Level 1	Level 2	Level 3	Total
Common Stocks*	$129,112,349	$-	$-	$129,112,349
Convertible Bonds*	-	3,367,577	-	3,367,577
Corporate Bonds*	-	41,531,122	-	41,531,122
Short-Term Investments	22,361,382	-	-	22,361,382
Total	$151,473,731	$44,898,699	$-	$196,372,430

* See Schedule of Investments for industry breakdown.

During the period ended September 30, 2019, the Fund had no transfers between levels. The Fund did not have any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Greenspring Fund, Incorporated

By (Signature and Title) /s/ Charles vK. Carlson
                                       Charles vK. Carlson, Chief Executive Officer

Date    11/1/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles vK. Carlson
                                          Charles vK. Carlson, Chief Executive Officer

Date   11/1/2019

By (Signature and Title)* /s/ Michael J. Fusting
                                          Michael J. Fusting, Chief Financial Officer

Date   11/1/2019

* Print the name and title of each signing officer under his or her signature.